Stock-Based Compensation (Narrative) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		15,000,000		26,200,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	$ 1.49
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	11,652,000,000	6,908,000,000
Allocated Share-based Compensation Expense, Net of Tax	$ 6,834,000	$ 4,337,000	$ 2,957,000
Aggregate intrinsic value, non-vested restricted stock	$ 1,400,000	$ 2,100,000	$ 2,800,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	933,000	723,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	5,796,000,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 3.58
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	8 years 6 months	9 years 1 month
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount	$ 7,841,000.0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	917,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 5,600,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 3.62	$ 2.61	$ 2.15
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	1 year
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
2005 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	26,200,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 1,600,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 2 months
Inducement Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	961,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	240,200
Nonstatutory [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year 9 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	373,719
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 500,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount	200,000
Nonstatutory [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate intrinsic value, non-vested restricted stock	300,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount	$ 100,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	80,067